Income Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX AND DEFERRED TAXES
Components of Income Tax Expense Benefit

The components of income tax for the years 2020, 2019 and 2018 are detailed as follows:

	2020	2019	2018
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(155,196,656)	(54,904,679)	(47,354,780)
Adjustments to current tax from the previous period	3,694,656	(2,251,167)	(6,304,285)
Current tax (expenses) / benefit (related to cash flow hedges)	72,354,119	(36,172,878)	(60,650,786)
Other current tax benefit / (expense)	(98,646)	(1,197,052)	(856,466)
Current tax expense, net	(79,246,527)	(94,525,776)	(115,166,317)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	160,551,634	33,297,872	(43,134,500)
Adjustments to deferred taxes from the previous period	—	—	4,818,298
Total deferred tax benefit / (expense)	160,551,634	33,297,872	(38,316,202)
Income tax expense	81,305,107	(61,227,904)	(153,482,519)

Summary of Reconciliation of Tax Expense

The following table shows the reconciliation of the tax rate as of December 31, 2020, 2019 and 2018:

		2020		2019		2018
Reconciliation of Tax Expense	Tax Rate	ThCh$	Tax Rate	ThCh$	Tax Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		(133,691,942)		377,321,122		566,330,276
Total tax income (expense) using statutory rate	27.00%	36,096,825	(27.00)%	(101,876,703)	(27.00)%	(152,909,175)
Tax effect of rates applied in other countries	—	—	0.06%	232,897	—	—
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	31.83%	42,557,794	11.30%	42,638,986	0.31%	1,746,052
Tax effect of non-deductible expenses for determining taxable profit (loss)	(7.32)%	(9,790,603)	(2.76)%	(10,399,776)	(2.26)%	(12,786,965)
Tax effect of adjustments to income taxes in previous periods	2.76%	3,694,656	(0.60)%	(2,251,167)	(1.11)%	(6,304,285)
Adjustments for prior periods deferred taxes	-	—		—	0.85%	4,818,298
Price level restatement for tax purposes (investments and equity)	6.54%	8,746,435	2.76%	10,427,859	2.11%	11,953,556
Total adjustments to tax expense using statutory rate	33.82%	45,208,282	10.77%	40,648,799	(0.10)%	(573,344)
Income tax benefit (expense)	60.82%	81,305,107	(16.23)%	(61,227,904)	(27.10)%	(153,482,519)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origin of and changes in deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Deferred Taxes Assets/(Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations	55,197,762	(249,821,145)	10,652,313	(404,453,928)
Obligations for post-employment benefits	9,581,174	(5,997)	7,772,646	(34,413)
Revaluations of financial instruments	—	—	456,888	—
Tax loss	46,518,690	—	81,154,636	—
Provisions	91,579,562	—	87,275,541	—
Dismantling Provision	51,513,634	—	44,485,711	—
Provision for Civil Contingencies	3,991,087	—	3,502,161	—
Provision Contingencies Workers	—	—	492,522	—
Provision for doubtful trade accounts	12,544,171	—	14,555,712	—
Provision of Human Resources accounts	8,605,410	—	7,859,341	—
Other Provisions	14,925,260	—	16,380,094	—
Other Deferred Taxes	24,942,402	(38,036,065)	20,980,774	(31,240,859)
Activation of expenses for issuance of financial debt	—	(10,691,535)	—	(11,412,737)
Monetary Correction - Argentina	—	(1,015,095)	—	(657,871)
Other Deferred Taxes	24,942,402	(26,329,435)	20,980,774	(19,170,251)
Deferred taxes Assets/(Liabilities) before compensation	227,819,590	(287,863,207)	208,292,798	(435,729,200)
Compensation deferred taxes Assets/Liabilities	(119,805,645)	119,805,645	(186,444,559)	186,444,559
Deferred taxes Assets/(Liabilities) after compensation	108,013,945	(168,057,562)	21,848,239	(249,284,641)

		Changes
Recognized in others in comprehensive income	Net balance as of January 1, 2020	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations (1)	(393,801,615)	191,919,566	—	7,258,666	—	(194,623,383)
Obligations for post-employment benefits	7,738,233	(464,804)	2,308,510	(6,762)	—	9,575,177
Revaluations of financial instruments	456,888	(93,879)	(387,000)	23,991	—	—
Tax loss	81,154,636	(33,611,187)	—	(1,024,759)	—	46,518,690
Provisions	87,275,541	5,091,987	—	(787,966)	—	91,579,562
Dismantling Provision	44,485,711	7,238,957	—	(211,034)	—	51,513,634
Provision for Civil Contingencies	3,502,161	464,407	—	24,519	—	3,991,087
Provision Contingencies Workers	492,522	(517,792)	—	25,270	—	—
Provision for doubtful trade accounts	14,555,712	(1,995,773)	—	(15,768)	—	12,544,171
Provision of Human Resources accounts	7,859,341	801,863	—	(55,794)	—	8,605,410
Other Provisions	16,380,094	(899,675)	—	(555,159)	—	14,925,260
Other Deferred Taxes	(10,260,085)	(2,290,049)	2,464	2,512	(548,505)	(13,093,663)
Capitalization of expenses for issuance of financial debt	(11,412,738)	721,203		—	—	(10,691,535)
Monetary Correction - Argentina	(657,871)	191,281		—	(548,505)	(1,015,095)
Other Deferred Taxes	1,810,524	(3,202,533)	2,464	2,512	—	(1,387,033)
Deferred taxes Assets/(Liabilities)	(227,436,402)	160,551,634	1,923,974	5,465,682	(548,505)	(60,043,617)

		Changes
Recognized in others in comprehensive income	Net balance as of January 1, 2019	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations (1)	(349,976,401)	(5,668,543)	—	(1,561,204)	(36,595,467)	(393,801,615)
Obligations for post-employment benefits	5,709,648	126,352	2,099,845	—	(197,612)	7,738,233
Revaluations of financial instruments	—	—	710,523	—	(253,635)	456,888
Tax loss	36,921,157	14,343,314	—	2,096,339	27,793,826	81,154,636
Provisions	55,080,385	24,123,136	—	795,123	7,276,897	87,275,541
Dismantling Provision	23,627,264	20,711,621	—	34,574	112,252	44,485,711
Provision for Civil Contingencies	4,108,710	(606,549)	—	—	—	3,502,161
Provision Contingencies Workers	430,900	61,622	—	—	—	492,522
Provision for doubtful trade accounts	13,253,612	1,302,403	—	128	(431)	14,555,712
Provision of Human Resources accounts	7,432,939	3,233,471	—	(13,109)	(2,793,960)	7,859,341
Other Provisions	6,226,960	(579,432)	—	773,530	9,959,036	16,380,094
Other Deferred Taxes	(6,643,613)	373,614	992	—	(3,991,078)	(10,260,085)
Capitalization of expenses for issuance of financial debt	(11,202,063)	(407,318)	—	—	196,643	(11,412,738)
Monetary Correction - Argentina	(425,687)	(207,916)	—	—	(24,268)	(657,871)
Other Deferred Taxes	4,984,137	988,848	992	—	(4,163,453)	1,810,524
Deferred taxes Assets/(Liabilities)	(258,908,824)	33,297,873	2,811,360	1,330,258	(5,967,069)	(227,436,402)

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended 2020, 2019 and 2018, are as follows:

	2020			2019			2018
Effects of Income Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in other comprehensive income	(9,125)	2,464	(6,661)	(3,673)	992	(2,681)	(411)	111	(300)
Cash flow hedge	267,540,328	(72,741,119)	194,799,209	(139,174,121)	36,883,401	(102,290,720)	(221,906,855)	60,650,786	(161,256,069)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	18,982	—	18,982	0	—	—		—	—
Foreign currency translation	(69,218,245)	—	(69,218,245)	73,114,966	—	73,114,966	107,492,316	—	107,492,316
Actuarial gains(losses) on defined-benefit pension plans	(8,545,834)	2,308,510	(6,237,324)	(7,777,204)	2,099,845	(5,677,359)	37,881	(10,228)	27,653
Income tax related to components of other income and expenses with a charge or credit in equity	189,786,106	(70,430,145)	119,355,961	(73,840,032)	38,984,238	(34,855,794)	(114,377,069)	60,640,669	(53,736,400)

Movements in Deferred Taxes for Components of Other Comprehensive Income

The following table shows the reconciliation of deferred tax movements between balance sheet and income taxes in other comprehensive income as of December 31, 2020, 2019 and 2018:

	For the years ended December 31,
	2020	2019	2018
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	1,923,974	2,811,360	(10,117)
Income tax of changes in cash flow hedge transactions	(72,354,119)	36,172,878	60,650,786
Total income tax relating to components of other comprehensive income	(70,430,145)	38,984,238	60,640,669